Cash and cash equivalents (Tables)	9 Months Ended
Sep. 30, 2022
Cash and cash equivalents.
Schedule of cash and cash equivalents

	As at
	September 30,	December 31,
(in EUR 000)	2022	2021
Short term deposit	38	38
Current accounts	89,839	135,471
Total cash and cash equivalents	89,877	135,509